Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars) | $	$ 1,040		$ 616
Redeemable convertible preferred shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Redeemable convertible preferred shares, shares authorized	39,779,261		39,779,261
Redeemable convertible preferred shares, shares issued	39,779,261		39,779,261
Redeemable convertible preferred shares, shares outstanding	39,779,261		39,779,261
Redeemable convertible preferred shares, liquidation preference value (in Dollars) | $	$ 134,411		$ 134,411
Share capital, par value (in New Shekels per share) | ₪ / shares		0.00001		0.00001
Share capital, shares authorized	3,454,112,863		3,454,112,863
Share capital, shares issued	187,680,294		187,680,294
Share capital, shares outstanding	124,671,507		124,671,507
Treasury stock, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001		₪ 0.00001
Treasury stock, ordinary shares	43,540		43,540